Russell 2000 Fund Annual Fund Operating Expenses - Class A and Class C [Member] - Russell 2000 Fund	Aug. 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.66%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.42%	[2]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	2.37%	[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.68%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.69%	[2]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	1.64%	[2]

[1]	“Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement) in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed, through August 1, 2026, to waive and/or reimburse the Fund’s expenses in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. The agreement shall automatically renew for one-year terms unless the Advisor provides written notice to the Fund of the termination of the agreement. The agreement may be terminated at any time by the Fund’s Board of Trustees and when the Advisor ceases to serve as such.